UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
 (Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
 (Name and address of agent for service)

Copy to:
Thomas R. Westle, Esp.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-877-607-0414
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Special Opportunities Fund, Inc.
Portfolio of Investments
September 30, 2017 (Unaudited)

INVESTMENT COMPANIES - 66.31%	Shares	Value
Closed-End Funds - 63.26%
Aberdeen Chile Fund, Inc. (a)	278,838	$2,339,451
Aberdeen Emerging Markets Smaller Co. Opportunities Fund, Inc.	17,840	249,189
Aberdeen Greater China Fund, Inc.	107,702	1,263,344
Aberdeen Indonesia Fund, Inc.	66,928	519,308
Aberdeen Israel Fund, Inc.	110,921	2,273,881
Aberdeen Japan Equity Fund, Inc.	211,531	1,842,435
Aberdeen Latin America Equity Fund, Inc.	17,717	484,737
Aberdeen Singapore Fund, Inc.	174,148	2,026,804
Adams Diversified Equity Fund, Inc.	236,589	3,598,519
Alpine Global Premier Properties Fund	226,679	1,502,882
Alternative Asset Opps PCC Ltd. (a)(c)(f)(g)(h)	48,436	325
Asia Pacific Fund, Inc.	3,936	54,632
Asia Tigers Fund, Inc.	62,191	770,546
BlackRock Debt Strategies Fund, Inc.	29,086	339,434
BlackRock Defined Opportunity Credit Trust (a)(c)(f)(h)	27,356	410
Boulder Growth & Income Fund, Inc.	423,000	4,314,600
British Empire Trust PLC (g)	9,873	91,749
Candover Investments PLC/Fund (a)(g)	40,468	67,242
Central Securities Corp.	233,873	6,045,617
China Fund, Inc.	149,704	3,046,476
Clough Global Equity Fund	243,178	3,224,540
Delaware Enhanced Global Dividend & Income Fund	237,241	2,813,678
Delaware Investments Dividend & Income Fund, Inc.	80,628	867,557
Deutsche High Income Opportunities Fund, Inc.	269,657	4,079,910
Deutsche Multi-Market Income Trust	259,390	2,324,134
Deutsche Strategic Income Trust	63,866	796,096
Ellsworth Growth and Income Fund Ltd.	48,095	445,360
First Trust Enhanced Equity Income Fund	25,744	387,447
Franklin Universal Trust	121,952	886,591
General American Investors Co., Inc.	46,245	1,665,745
Herzfeld Caribbean Basin Fund, Inc.	45,996	333,471
Invesco Pennsylvania Value Municipal Income Trust	80,313	988,653
Japan Smaller Capitalization Fund, Inc.	470,795	5,908,477
JP Morgan Asian Investment Trust PLC (g)	15,214	70,436
Juridica Investments Ltd. (g)(h)	495,258	46,787
Lazard Global Total Return and Income Fund, Inc.	148,192	2,483,698
Lazard World Dividend & Income Fund, Inc.	23,192	262,533
Liberty All Star Equity Fund	867,473	5,230,862
MFS Charter Income Trust	2,693	23,348
Morgan Stanley Asia Pacific Fund, Inc.	186,237	3,210,726
Morgan Stanley East Europe Fund Escrow (a)	97,901	0
Nuveen Connecticut Quality Municipal Income Fund	55,633	679,279
Putnam High Income Securities Fund	397,476	3,549,461
Royce Value Trust, Inc.	74,200	1,171,618
Source Capital, Inc.	70,563	2,838,044
Taiwan Fund, Inc. (a)	52,413	1,078,660
Terra Catalyst Fund (a)(g)	20,319	6,807
The GDL Fund	15,000	153,000
The New Ireland Fund, Inc.	14,959	205,237
The Swiss Helvetia Fund, Inc.	704,568	8,996,347
Tri-Continental Corp.	263,420	6,730,381
Turkish Investment Fund, Inc.	129,831	1,217,166
		93,507,630
Business Development Companies - 3.05%
Equus Total Return, Inc. (a)	106,919	259,813
Firsthand Technology Value Fund, Inc. (a)	49,378	395,241
Great Elm Capital Corp.	139,007	1,451,233
MVC Capital, Inc.	239,975	2,402,150
		4,508,437
Total Investment Companies (Cost $85,005,140)		98,016,067

PREFERRED STOCKS - 7.43%
Real Estate Investment Trusts - 7.43%
Brookfield DTLA Fund Office Trust Investor, Inc. Series A, 7.625%	170,778	4,950,854
Preferred Apartment Communities, Inc., 6.000% (c)(f)	6,083	6,040,419
Total Preferred Stocks (Cost $10,103,922)		10,991,273

COMMON STOCKS - 33.60%
Consumer Finance - 0.83%
Emergent Capital, Inc. (a)	2,726,050	1,226,722
Health Care Equipment & Supplies - 0.00%
Xtant Medical Holdings, Inc. (a)	99	72
Hotels, Restaurants & Leisure - 1.25%
Tropicana Entertainment, Inc. (a)	39,170	1,840,990
Independent Power and Renewable Electricity Producers - 0.04%
VivoPower International PLC (a)(g)	18,304	63,332
Insurance - 5.98%
Stewart Information Services Corp.	234,080	8,838,861
Professional Services - 3.35%
Hill International, Inc. (a)	1,041,818	4,948,636
Real Estate Investment Trusts - 7.12%
New York REIT, Inc. (a)(h)	1,341,152	10,528,043
Real Estate Management & Development - 0.55%
Prospect Co. Ltd. (g)	1,752,428	809,831
Special Purpose Acquisition Vehicle - 14.48% (a)
Andina Acquisition Corp. II (g)	67,789	688,736
Atlantic Acquisition Corp.	68,274	701,857
Avista Healthcare Public Acquisition Corp. (g)	121,090	1,210,900
Barington/Hilco Acquisition Corp.	15,611	160,013
Bison Capital Acquisition Corp. (g)	100,000	1,027,000
Constellation Alpha Capital Corp. (g)	25,001	256,758
Draper Oakwood Technology Acquisition, Inc.	113,791	1,162,944
FlatWorld Acquisition Corporation (g)	105,702	10,570
Forum Merger Corp.	157,228	1,611,587
Hunter Maritime Acquisition Corp. (g)	1	10
Hunter Maritime Acquisition Corp. (g)	92,442	902,234
I-AM Capital Acquisition Co.	113,791	1,166,358
Industrea Acquisition Corp.	273,098	2,761,021
KBL Merger Corp. IV	275,000	2,805,000
M I Acquisitions, Inc.	188,817	1,907,051
M III Acquisition Corp.	148,436	1,530,375
Modern Media Acquisition Corp.	106,604	1,040,455
Pensare Acquisition Corp.	38,509	397,798
Stellar Acquisition III, Inc. (g)	204,002	2,070,620
		21,411,287
Total Common Stocks (Cost $52,210,781)		49,667,774

LIQUIDATING TRUSTS - 2.22% (a)(c)(f)(h)
Crossroads Liquidating Trust	292,681	187,316
JP Morgan China Region Fund, Inc.	192,486	935,923
Winthrop Realty Liquidating Trust	295,985	2,163,650
Total Liquidating Trusts (Cost $3,651,440)		3,286,889

	Principal
	Amount
CONVERTIBLE BONDS - 1.51% (b)
Emergent Capital, Inc.
5.000%, 02/15/2023	$3,055,000	2,130,862
5.000%, 02/15/2023	151,898	105,949
Total Convertible Bonds (Cost $3,022,376)		2,236,811

CORPORATE BONDS - 0.01%
Washington Mutual, Inc. (b)(c)(d)(f)
0.000%, 03/17/2014	3,000,000	15,000
Total Corporate Bonds (Cost $0)		15,000

CORPORATE NOTES - 0.70% (b)
Great Elm Capital Corp.
6.50%, 09/18/2022	40,000	1,012,000
MVC Capital, Inc.
7.25%, 01/15/2023	1,000	25,200
Total Corporate Notes (Cost $1,025,280)		1,037,200

PROMISSORY NOTES - 1.27% (b)(c)(f)
Emergent Capital, Inc.
8.500%, 07/28/2021	1,600,000	1,600,000
Wheeler Real Estate Investment Trust
9.000%, 12/15/2018	273,806	273,806
Total Promissory Notes (Cost $1,873,806)		1,873,806

	Shares
WARRANTS - 0.26% (a)
Andina Acquisition Corp. II
Expiration: December 2020	67,789	24,404
Exercise Price: $5.75 (g)
Avista Healthcare Public Acquisition Corp.
Expiration: December 2021	121,090	48,436
Exercise Price: $5.75 (g)
Barington/Hilco Acquisition Corp.
Expiration: February 2018	15,611	1,561
Exercise Price: $12.50
Borqs Technologies, Inc.
Expiration: August 2022	104,449	29,246
Exercise Price: $12.00 (g)
China Lending Corp.
Expiration: July 2021	79,818	4,390
Exercise Price: $12.00 (g)
COPsync, Inc.
Expiration: October 2020	10,794	2
Exercise Price: $3.125
Electrum Special Acquisition Corp.
Expiration: June 2021	46,800	14,976
Exercise Price: $11.50 (g)
Emergent Capital, Inc. (c)(f)
Expiration: October 2019	8	0
Exercise Price: $10.75
Expiration: July 2025	640,000	0
Exercise Price: $0.00
Exela Technologies, Inc.
Expiration: January 2023	10,066	4,429
Exercise Price: $5.75
Hemisphere Media Group, Inc.
Expiration: April 2018	39,430	13,012
Exercise Price: $12.00
Hunter Maritime Acquisition Corp.
Expiration: October 2021	46,221	27,270
Exercise Price: $11.50 (g)
M I Acquisitions, Inc.
Expiration: November 2020	188,817	65,142
Exercise Price: $11.50
Modern Media Acquisition Corp.
Expiration: June 2022	54,093	29,210
Exercise Price: $11.50
NextDecade Corp.
Expiration: July 2022	39,938	37,142
Exercise Price: $11.50
Origo Acquisition Corp.
Expiration: December 2021	23,814	7,271
Exercise Price: $5.75 (g)
Stellar Acquisition III, Inc.
Expiration: March 2022	204,002	75,481
Exercise Price: $11.50 (g)
Wheeler Real Estate Investment Trust, Inc.
Expiration: December 2018	10,526	0
Exercise Price: $4.75 (c)(f)
Total Warrants (Cost $286,905)		381,972

RIGHTS - 0.06% (a)
Andina Acquisition Corp. II (g)	67,789	39,982
Barington/Hilco Acquisition Corp.	15,611	3,903
Modern Media Acquisition Corp.	103,859	35,312
Origo Acquisition Corp. (g)	23,814	7,858
Total Rights (Cost $66,035)		87,055

MONEY MARKET FUNDS - 23.75%
Fidelity Institutional Government Portfolio - Class I, 0.910% (e)	17,553,513	17,553,513
STIT-Treasury Portfolio - Institutional Class, 0.900% (e)	17,553,513	17,553,513
Total Money Market Funds (Cost $35,107,026)		35,107,026

Total Investments (Cost $192,352,711) - 137.12%		202,700,873
Other Assets in Excess of Liabilities - 0.49%		721,574
Preferred Stock - (37.61)%		(55,599,400)
TOTAL NET ASSETS - 100.00%		$147,823,047

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The coupon rate shown represents the rate at September 30, 2017.
(c)	Fair valued securities. The total market value of these securities was $11,216,849, representing 7.59% of net assets. Value determined using significant unobservable inputs.
(d)	Default or other conditions exist and security is not presently accruing income.
(e)	The rate shown represents the 7-day yield at September 30, 2017.
(f)	Illiquid securities. The total market value of these securities was $11,216,849, representing 7.59% of net assets.
(g)	Foreign-issued security.
(h)	Security currently undergoing a full liquidation with all proceeds paid out to shareholders.

The accompanying notes are an integral part of these schedule of investments.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. The auction rate preferred securities are valued at cost, unless other observable market events occur. The purchase price, or cost, of these securities is arrived at through an arms length transaction between a willing buyer and seller in the secondary market and is indicative of the value on the secondary market. Current transactions in similar securities in the marketplace are evaluated. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. U.S. and foreign debt securities including short-term debt instruments having a maturity of 60 days or less shall be valued in accordance with the price supplied by a Pricing Service using the evaluated bid price. Money market mutual funds, demand notes and repurchase agreements are valued at cost, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 (“ASU 2011-04”), Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS, which, among other things, clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The significant unobservable inputs used in fair value measurement of the Fund’s investment companies, corporate bonds, promissory notes, liquidation claims and warrants are (1) cost and (2) indicative bids or price ranges from dealers, brokers, or market makers. Significant changes in any of these inputs in isolation may result in a change in higher fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

At each regular quarterly Board meeting, the Adviser delivers a written report (the “Quarterly Report”) to the Board regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Board reviews the Quarterly Report and discusses the valuation of the fair valued securities.

The Valuation Committee reviews all Quarterly Reports and any other interim reports, and reviews and approves the valuation of all fair valued securities. This review includes a review and discussion of an updated fair valuation summary with appropriate levels of representatives of the Adviser’s management.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)*	(Level 2)*	(Level 3)**	Total
Investment Companies	$98,015,332	$-	$735	$98,016,067
Preferred Stocks
Real Estate Investment Trusts	4,950,854	-	6,040,419	10,991,273
Common Stocks
Consumer Finance	1,226,722	-	-	1,226,722
Health Care Equipment & Supplies	72	-	-	72
Hotels, Restaurants & Leisure	1,840,990	-	-	1,840,990
Independent Power & Renewable Electricity Producers	63,332	-	-	63,332
Insurance	8,838,861	-	-	8,838,861
Professional Services	4,948,636	-	-	4,948,636
Real Estate Investments Trusts	10,528,043	-	-	10,528,043
Real Estate Management & Development	809,831	-	-	809,831
Special Purpose Acquisition Vehicles	14,631,598	6,779,689	-	21,411,287
Liquidating Trusts	-	-	3,286,889	3,286,889
Convertible Bonds	-	2,236,811	-	2,236,811
Corporate Bonds	-	-	15,000	15,000
Corporate Notes	1,037,200	-	-	1,037,200
Promissory Notes	-	-	1,873,806	1,873,806
Warrants	345,881	36,091	0	381,972
Rights	51,743	35,312	-	87,055
Money Market Funds	35,107,026	-	-	35,107,026
Total	$182,396,121	$9,087,903	$11,216,849	$202,700,873

* Transfers between Levels are recognized at the end of the reporting period.
**The Fund measures Level 3 activity as of the end of each financial reporting period.

Transfers between Level 1 and Level 2 securities as of September 30, 2017 resulted from securities priced previously with an official close price (Level 1 securities) or on days where there is not an official close price the bid price is used (Level 2 securities). Transfers as of September 30, 2017 are summarized in the table below:

Transfers into Level 1
Investment Companies	$6,807
Transfers out of Level 1
Common Stocks
Special Purpose Acquisition Vehicles	(170,593)
Warrants	(4,392)
Net transfers in and/or out of Level 1	$(168,178)

Transfers into Level 2
Common Stocks
Special Purpose Acquisition Vehicles	$170,593
Warrants	4,392
Transfers out of Level 2
Investment Companies	(6,807)
Net transfers in and/or out of Level 2	$168,178

Special Opportunities Fund

The fair value of derivative instruments as reported within the Schedule of Investments as of September 30, 2017:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Warrants	Investments, at value	$ 381,972

The effect of derivative instruments on the Statement of Operations for the period ended September 30, 2017:

Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net Realized Gain	$ 34,592
on Investments

Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total
Equity Contracts - Warrants	Net change in unrealized	$ 46,171
appreciation of investments

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Balance as of 12/31/2016	Acquisitions	Dispositions	Transfers into Level 3	Corporate Actions	Realized Gain (Loss)	Change in unrealized appreciation (depreciation)	Balance as of 9/30/2017
Closed End Funds	$31,339	$-	$-	$410	$(31,690)	$577	$99	$735
Auction Rate Preferred Securities	348,000	7,718,750	(8,930,125)	-	-	873,875	(10,500)	-
Commodity Partnerships	11,736,382	-	(11,736,382)	-	-	(1,126,211)	1,126,211	-
Preferred Stocks	5,976,547	-	-	-	-	-	63,872	6,040,419
Liquidating Trusts	1,957,500	342,128	-	935,923	865,172	-	(813,834)	3,286,889
Corporate Bonds	22,500	-	-	-	-	-	(7,500)	15,000
Promissory Notes	780,000	1,600,000	(531,194)	-	-	25,000	-	1,873,806
Warrants	0	0	-	-	-	-	0	0
	$20,852,268	$9,660,878	$(21,197,701)	$936,333	$865,172	$(226,759)	$358,348	$11,216,849

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2017:

	Fair Value September 30, 2017	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an increase in Input(2)
Closed End Funds	$735	Market Assessment and Company-Specfic Information	Liquidation Value	Increase
Preferred Stocks	6,040,419	Cost	Market Assessments/ Financial Assessements	Increase
Liquidating Trusts	3,286,889	Last Traded Price	Financial Assessements/ Company Announcements	Increase
Corporate Bonds	15,000	Market Transactions Approach	Single Broker Quote	Increase
Promissory Notes	1,873,806	Cost	Terms of the Note/ Financial Assessements/ Company Announcements	Increase
Warrants	0	Market Transactions Approach	Discount to Market Price for Share Restrictions	Decrease

(1)
In determining certain inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

Cost of investments	$192,352,711
Gross unrealized appreciation on investments	21,288,119
Gross unrealized depreciation on investments	(10,939,957)
Net unrealized appreciation	$10,348,162

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Special Opportunities Fund, Inc.

By (Signature and Title)  /s/ Andrew Dakos
  Andrew Dakos, President

Date  November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Andrew Dakos
  Andrew Dakos, President

Date  November 16, 2017

By (Signature and Title)  /s/ Thomas Antonucci
   Thomas Antonucci, Chief Financial Officer

Date  November 16, 2017